Investments in associates and joint ventures	6 Months Ended
Jun. 30, 2026
Interest In Other Entities [Abstract]
Investments in associates and joint ventures	Investments in associates and joint ventures
In Q1 2026, as a result of the disposition of our minority stake in Maple Leaf Sports and Entertainment Ltd. in 2025, the National Hockey League reinstated our governance rights with respect to our 20.2% ownership interest in Group CH Limited Partnership (Montréal Canadiens). Accordingly, as of Q1 2026, we account for our investment in the Montréal Canadiens using the equity method. Our investment of $965 million was reclassified from publicly-traded and privately-held investments included in Other non-current assets to Investments in associates and joint ventures and $823 million was reclassified from Accumulated other comprehensive (loss) income to Deficit in the consolidated statements of financial position (statements of financial position).
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures.
Statements of financial position

	June 30, 2026	December 31, 2025
Current assets	813	647
Non-current assets	6,232	826
Current liabilities	(740)	(595)
Non-current liabilities	(438)	(135)
Total net assets	5,867	743
BCE's share of net assets	1,509	396
Income statements

		Three months		Six months
For the period ended June 30	Note	2026	2025	2026	2025
Revenues		488	392	981	771
Expenses		(459)	(397)	(941)	(774)
Total net earnings (loss)		29	(5)	40	(3)
BCE’s share of net earnings (loss)	8	7	(1)	10	(1)